Critical accounting judgements and key sources of estimation uncertainty - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 4,120	£ 4,042
Probability weighted relative to base case
Disclosure of changes in accounting estimates [line items]
Increase in credit loss	376	223
Management adjustments
Disclosure of changes in accounting estimates [line items]
Increase in credit loss	801	1,284
Impairment charge (credit) on drawn balances
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 3,884	£ 3,842